Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
September 30, 2013	$1,087
Goodwill acquired	2,344
September 30, 2014	3,431
No activity	—
September 30, 2015	$3,431

Amortizable intangible assets
	September 30, 2015		September 30, 2014
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
Customer value (useful life 10.5 years)	4,004	2,691	4,004	350
Trade name (useful life 3.5 years)	72	39	72	19
Non-compete (useful life 5 years)	62	24	62	11
	$4,138	$2,754	$4,138	$380

Estimated amortization expense for five succeeding years
Amount
2016	$186
2017	177
2018	166
2019	154
2020	153
Total	$836